Share-based Payments - Summary of Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 38,230	$ 37,520	$ 30,305
Cost of revenue [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	4,890	4,589	4,278
Selling and marketing expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	4,327	4,789	3,983
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 29,013	$ 28,142	$ 22,044